Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5 – Commitments and Contingencies

Capital commitments

The following table shows the Company’s capital commitments for the year ended December 31, 2023 and December 31, 2022.

	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Property, plant and equipment	$-	$534,030
Intangible assets - launch service	$-	$160,000
	$-	$694,030